COMMITMENTS AND CONTINGENCIES	9 Months Ended
May 31, 2017
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Pursuant to our agreement with Air Lease Corporation entered into in January 2017, in consideration of the services to be provided by Air Lease Corporation, we issued to Air Lease Corporation 7,700,000 shares of common stock representing 10% of our common stock outstanding at that date. The agreement with Air Lease Corporation provides full anti-dilution protection to Air Lease Corporation. As a result, each time we issue additional shares of common stock or shares of another class or series of capital stock, we will issue to Air Lease Corporation without further consideration additional shares of our common stock or other class or series of capital stock so that Air Lease Corporation will own 10% of the outstanding shares of common stock and each other class or series of capital stock. Through May 31, 2017, we had issued 8,839,600 shares of common stock to Air Lease Corporation.

Pursuant to our agreement with Jet Midwest Group entered into in October 2016, in consideration of the services to be provided by Jet Midwest Group, we issued to Jet Midwest Group 1,250,000 shares of common stock representing 1.6% of our common stock outstanding at that date. The agreement with Jet Midwest Group provides full anti-dilution protection to Jet Midwest Group. As a result, each time we issue additional shares of common stock or shares of another class or series of capital stock, we will issue to Jet Midwest Group without further consideration additional shares of our common stock or other class or series of capital stock so that Jet Midwest Group will own 1.6% of the outstanding shares of common stock and each other class or series of capital stock. Through May 31, 2017, we had issued 1,414,336 shares of common stock to Jet Midwest Group.